Other Income (Loss) (Detail) - Deutsche Bank AG - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income [Line Items]
Insurance premiums		€ 17	€ 12	€ 4
Net income (loss) from hedge relationships qualifying for hedge accounting		173	386	335
Remaining other income (loss)	[1]	49	(131)	48
Total other income (loss)		€ 240	€ 267	€ 387

[1]	Includes net gains (losses) of € (1) million, € 32 million and € 41 million for the years ended December 31, 2025, 2024 and 2023, respectively, that are related to non-
current assets and disposal groups held for sale.